Touchstone US Quality Bond Fund Investment Objectives and Goals - Touchstone US Quality Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Touchstone US Quality Bond Fund Summary
Objective [Heading]	The Fund’s Investment Goal
Objective, Primary [Text Block]	The Touchstone US Quality Bond Fund (the “Fund”) seeks current income. Capital appreciation is a secondary goal.
Objective, Secondary [Text Block]	Capital appreciation is a secondary goal